Consolidated Schedule of Investments
January 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–19.62%
U.S. Treasury Floating Rate Notes–19.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.51%	01/31/2026	$57,300	$57,414,676
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.41%	04/30/2026	59,200	59,256,169
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.45%	07/31/2026	56,700	56,802,735
Total U.S. Treasury Securities (Cost $173,238,540)				173,473,580
		Expiration Date
Commodity-Linked Securities–9.66%
Bank of Montreal (Canada), 1 month SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2)(b)(c)		06/03/2025	32,000	53,318,951
Royal Bank of Canada (Canada), (linked to RBC Enhanced Copper 2x Index, multiplied by 2)(b)(c)		09/30/2025	16,800	16,206,256
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(b)(c)		02/28/2025	20,700	15,893,793
Total Commodity-Linked Securities (Cost $69,500,000)				85,419,000
			Shares
Money Market Funds–65.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)			141,638,132	141,638,132
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.56%(d)(e)			178,854,430	178,854,430
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)			262,079,210	262,079,210
Total Money Market Funds (Cost $582,571,772)				582,571,772
TOTAL INVESTMENTS IN SECURITIES–95.15% (Cost $825,310,312)				841,464,352
OTHER ASSETS LESS LIABILITIES–4.85%				42,893,416
NET ASSETS–100.00%				$884,357,768
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $85,419,000, which represented 9.66% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$110,229,844	$55,331,886	$(23,923,598)	$-	$-	$141,638,132	$1,295,097
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	153,034,155	87,236,005	(61,415,730)	-	-	178,854,430	1,861,357
Invesco Treasury Portfolio, Institutional Class	203,749,531	102,759,218	(44,429,539)	-	-	262,079,210	2,373,590
Total	$467,013,530	$245,327,109	$(129,768,867)	$-	$-	$582,571,772	$5,530,044

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	308	March-2025	$43,641,675	$12,433,119	$12,433,119
Corn	72	July-2025	1,788,300	100,660	100,660
Cotton No. 2	518	March-2025	17,062,920	(1,452,097)	(1,452,097)
Lean Hogs	297	April-2025	10,733,580	184,671	184,671
Soybean	629	July-2025	33,722,263	416,428	416,428
Wheat	182	July-2025	5,316,675	(107,539)	(107,539)
Total Futures Contracts				$11,575,242	$11,575,242

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	8,850	January—2026	USD	4,718,226	$19,386	$38,533	$19,147
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	43,500	August—2025	USD	5,895,368	—	99,050	99,050
Barclays Bank PLC	Receive	Barclays Silver Nearby S2 Excess Return Index	0.16	Monthly	16,500	January—2026	USD	4,813,336	29,444	378,392	348,948
BNP Paribas S.A.	Receive	BNP Paribas Rolling Futures IY SB Index	0.15	Monthly	143,100	December—2025	USD	38,555,201	(85,277)	(42,487)	42,790
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	84,500	January—2026	USD	9,126,490	—	70,228	70,228
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.30	Monthly	29,000	June—2025	USD	8,099,695	(49,435)	(46,719)	2,716
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	130,600	January—2026	USD	47,680,937	—	568,450	568,450
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	164,500	June—2025	USD	14,468,318	—	333,836	333,836
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	154,200	February—2025	USD	42,404,830	—	2,580,753	2,580,753
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	98,000	November—2025	USD	6,472,400	—	0	0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	89,100	August—2025	USD	38,387,461	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	14,700	May—2025	USD	4,215,923	—	0	0
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	149,000	December—2025	USD	30,521,026	—	627,171	627,171
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.32%	Monthly	61,600	June—2025	USD	28,671,480	$—	$0	$0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	56,600	February—2025	USD	32,135,341	—	799,260	799,260
Subtotal — Appreciation									(85,882)	5,406,467	5,492,349
Commodity Risk
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.17	Monthly	77,700	April—2025	USD	34,306,062	—	(2,693,199)	(2,693,199)
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	34,800	August—2025	USD	19,479,819	53,230	(89,248)	(142,478)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	84,500	February—2025	USD	8,216,188	—	(48,757)	(48,757)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,321,000	February—2025	USD	71,436,642	—	(218,361)	(218,361)
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	9,500	October—2025	USD	1,130,074	—	(2)	(2)
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	46,900	January—2026	USD	41,096,744	—	(729,347)	(729,347)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	104,200	February—2025	USD	16,821,131	—	(951,117)	(951,117)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2SM0 Index	0.03	Monthly	8,700	August—2025	USD	3,631,150	—	(85,538)	(85,538)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	25,680	August—2025	USD	22,644,167	—	(985,719)	(985,719)
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	392,000	December—2025	USD	44,453,547	—	(1,735,345)	(1,735,345)
Subtotal — Depreciation									53,230	(7,536,633)	(7,589,863)
Total — Total Return Swap Agreements									$(32,652)	$(2,130,166)	$(2,097,514)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $8,320,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Bloomberg Gold Subindex
	Long Futures Contracts
	Gold	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Societe Generale Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
Barclays Silver Nearby S2 Excess Return Index
	Long Futures Contracts
	Silver	100.00%
BNP Paribas Rolling Futures IY SB Index
	Long Futures Contracts
	Sugar	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	0.00%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Wheat	100.00%
Morgan Stanley MSCY2SM0 Index
	Long Futures Contracts
	Soybean Meal	100.00%
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Gasoline RBOB	100.00%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$173,473,580	$—	$173,473,580
Commodity-Linked Securities	—	85,419,000	—	85,419,000
Money Market Funds	582,571,772	—	—	582,571,772
Total Investments in Securities	582,571,772	258,892,580	—	841,464,352
Other Investments - Assets*
Futures Contracts	13,134,878	—	—	13,134,878
Swap Agreements	—	5,492,349	—	5,492,349
	13,134,878	5,492,349	—	18,627,227
Other Investments - Liabilities*
Futures Contracts	(1,559,636)	—	—	(1,559,636)
Swap Agreements	—	(7,589,863)	—	(7,589,863)
	(1,559,636)	(7,589,863)	—	(9,149,499)
Total Other Investments	11,575,242	(2,097,514)	—	9,477,728
Total Investments	$594,147,014	$256,795,066	$—	$850,942,080

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund